Reporting Segments - Schedule of Income (Detail) CLF in Millions, $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2020 CLP ($)	Dec. 31, 2022 CLP ($)	Dec. 31, 2021 CLP ($)	Dec. 31, 2020 CLP ($)	Dec. 31, 2020 CLF	Dec. 31, 2019 CLP ($)
Disclosure of geographical areas [line items]
Net interest income		$ 1,170,467	$ 976,307	$ 866,437
Fee and commissions income and (expenses)		172,999	153,542	140,999
Net income from financial operations		200,841	55,910	110,887
Net foreign exchange gain (loss)		(51,516)	149,165	(74,464)
Other operating income		34,229	29,278	65,578
Provision for loan losses		(333,663)	(262,440)	(466,230)
NET OPERATING PROFIT		1,193,357	1,101,762	643,207
Depreciation and amortization		(96,187)	(101,583)	(126,444)
Operating expenses		(686,797)	(608,024)	(1,455,334)
TOTAL OPERATING INCOME (LOSS)		410,373	392,155	(938,571)
Income (loss) from investments in associates		2,429	(287)	(2,794)
Income taxes		30,558	(115,631)	115,210
TOTAL CONSOLIDATED INCOME (LOSS) FOR THE YEAR		443,360	276,237	(826,155)
Impairment loss				814,879
Goodwill impairment	$ 694,936					$ 651,825
Impairment loss recognised in profit or loss, intangible assets other than goodwill	(808,847)
Software Licenses Arrangement [Member]
Disclosure of geographical areas [line items]
Impairment loss recognised in profit or loss, intangible assets other than goodwill				38,849
Assets generated in business combination [member]
Disclosure of geographical areas [line items]
Impairment loss recognised in profit or loss, intangible assets other than goodwill	(113,911)
Chile [member]
Disclosure of geographical areas [line items]
Net interest income		941,459	743,278	626,214
Fee and commissions income and (expenses)		141,667	123,612	108,140
Net income from financial operations		162,539	11,934	25,031
Net foreign exchange gain (loss)		(30,621)	169,188	(20,491)
Other operating income		23,599	15,295	16,588
Provision for loan losses		(269,321)	(184,155)	(310,429)
NET OPERATING PROFIT		969,322	879,152	445,053
Depreciation and amortization		(80,083)	(82,479)	(96,117)
Operating expenses		(490,409)	(420,962)	(896,152)
TOTAL OPERATING INCOME (LOSS)		398,830	375,711	(547,216)
Income (loss) from investments in associates		2,429	(1,610)	(2,794)
Income taxes		28,728	(118,366)	73,965
TOTAL CONSOLIDATED INCOME (LOSS) FOR THE YEAR		429,987	255,735	(476,045)
Goodwill impairment	448,273					412,356
Impairment loss recognised in profit or loss, intangible assets other than goodwill	(448,273)
Chile [member] | Software Licenses Arrangement [Member]
Disclosure of geographical areas [line items]
Impairment loss recognised in profit or loss, intangible assets other than goodwill				34,524
Chile [member] | Fixed assets [member]
Disclosure of geographical areas [line items]
Impairment				10,294
Colombia [member]
Disclosure of geographical areas [line items]
Net interest income		229,008	233,029	240,223
Fee and commissions income and (expenses)		31,332	29,930	32,859
Net income from financial operations		38,302	43,976	85,856
Net foreign exchange gain (loss)		(20,895)	(20,023)	(53,973)
Other operating income		10,630	13,983	48,990
Provision for loan losses		(64,342)	(78,285)	(155,801)
NET OPERATING PROFIT		224,035	222,610	198,154
Depreciation and amortization		(16,104)	(19,104)	(30,327)
Operating expenses		(196,388)	(187,062)	(559,182)
TOTAL OPERATING INCOME (LOSS)		11,543	16,444	(391,355)
Income (loss) from investments in associates			1,323
Income taxes		1,830	2,735	41,245
TOTAL CONSOLIDATED INCOME (LOSS) FOR THE YEAR		$ 13,373	$ 20,502	(350,110)
Goodwill impairment	246,663					$ 239,469
Impairment loss recognised in profit or loss, intangible assets other than goodwill	(360,574)				CLF 113,911
Colombia [member] | Software Licenses Arrangement [Member]
Disclosure of geographical areas [line items]
Impairment loss recognised in profit or loss, intangible assets other than goodwill				$ 4,325
Colombia [member] | Assets generated in business combination [member]
Disclosure of geographical areas [line items]
Impairment loss recognised in profit or loss, intangible assets other than goodwill	$ (113,911)